Pensions and Other Postretirement Benefits (Details 8) (Significant Unobservable Inputs (Level 3) [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2014
Changes in plan assets:
Fair value of plan assets at beginning of year	$ 38.6	$ 15.0
Purchases and sales - net	(21.7)
Actual return on plan assets sold during the period	0.5
Actual return on plan assets still held at reporting date	(2.4)
Fair value of plan assets at end of year	15.0	15.0
Hedge Funds [Member]
Changes in plan assets:
Fair value of plan assets at beginning of year	22.3
Purchases and sales - net	(22.8)
Actual return on plan assets sold during the period	0.5
Actual return on plan assets still held at reporting date	0
Fair value of plan assets at end of year	0
Private Equity Fund [Member]
Changes in plan assets:
Fair value of plan assets at beginning of year	16.3
Purchases and sales - net	1.1
Actual return on plan assets sold during the period	0
Actual return on plan assets still held at reporting date	(2.4)
Fair value of plan assets at end of year	$ 15.0